                                             1933 Act Registration No. 002-74747
                                             1940 Act Registration No. 811-03313

         As filed with the Securities and Exchange Commission on August 16, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                      Pre-Effective Amendment No. _____                      [ ]
                      Post-Effective Amendment No. 54                        [X]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                              Amendment No. 54                               [X]

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-7987
              (Registrant's Telephone Number, including Area Code)

                                 Eric T. Brandt
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H21C
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485.

     [ ]  on (date) pursuant to paragraph (b) of Rule 485.

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

     [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE: This post-effective amendment number 54 is being filed pursuant to SEC Rule 485(b) for the sole reason of updating various exhibits to Part C, which were referenced in post-effective amendment number 52 filed on May 20, 2005. Parts A and B, which were filed with post-effective amendment number 52 filed on May 20, 2005, are incorporated herein by reference.

                           FIRST AMERICAN FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 22. EXHIBITS

(a)(1) Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747 and 811-3313)).

(a)(2) Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, Filed on October 7, 1997 (File Nos. 2-74747 and 811-3313)).

(a)(3) Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 2-74747 and 811-3313)).

(a)(4) Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; Class A shares of Treasury Reserve Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 2-74747, 811-3313)).

(a)(5) Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 2-74747, 811-3313)).

(a)(6) Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 44, Filed on June 6, 2003 (File Nos. 2-74747, 811-3313)).

(a)(7) Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

(a)(8) Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 2-74747, 811-3313)).

(a)(9) Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(i) to the initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-3313)).

(b) Bylaws, as amended. (Incorporated by reference to Exhibit (2) to the initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-3313)).

(c)  Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(d)(2) Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

(d)(3) Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 2-74747, 811-3313)).

(d)(4) Expense Limitation Agreement between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. dated July 1, 2005, effective through October 31, 2006. *

(d)(5) Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. *

(d)(6) Expense Limitation Agreement between First American Funds Inc. and U.S. Bancorp Asset Management, Inc. dated December 1, 2004 effective through November 30, 2005.*

(e)(1) Distribution Agreement dated July 1, 2005, between First American Funds, Inc. and Quasar Distributors, LLC. *

(e)(2) Form of Dealer Agreement. *

(e)(3) Amended and Restated Distribution Agreement effective August 1, 2003, relating to the Class D and Piper Jaffray (formerly "Class A") shares, and Treasury Reserve Fund between the Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 2-74747, 811-3313)).

(f)(1) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000, as amended February 2005 (Incorporated by reference to Exhibit (8)(a) to initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-3313)).

(f)(2) Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms dated February 2005 (Incorporated by reference to Exhibit (8)(b) to initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-3313)).

(g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association (Incorporated by reference to Exhibit
     (8)(a) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 2-74747, 811-3313)).

(g)(2) Assignment and Assumption Agreement, dated May 1, 1998, assigning Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 30, Filed on December 2, 1998 (File Nos. 2-74747, 811-3313)).

(g)(3) Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 33, Filed on November 29, 2000 (File Nos. 2-74747, 811-3313)).

(g)(4) Amendment and Restatement of Compensation Agreement and Amendment to Custodian Agreement dated as of July 1, 2005, between First American Funds, Inc. and U.S. Bank National Association, relating to compensation paid to custodian and transfer taxes and other disbursements. *

(h)(1) Administration Agreement dated as of July 1, 2005, by and between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. *

(h)(2) Sub-Administration Agreement effective as of July 1, 2005, by and between U.S. Bancorp Asset Management Inc. and U.S. Bancorp Fund Services, LLC. *

(h)(3) Transfer Agent and Shareholder Servicing Agreement dated as of July 1, 2005, by and among First American Funds, Inc., U.S. Bancorp Fund Services, LLC, and U.S. Bancorp Asset Management, Inc. *

(h)(4) Amended Shareholder Service Plan and Agreement effective July 1, 2005, between First American Funds, Inc. and U.S. Bancorp Asset Management, Inc. for Class A, Class D, Class I, Class Y, Piper Jaffray, and Reserve shares. *

(h)(5) Recordkeeping Agreement dated as of December 1, 2003, between the Registrant and Piper Jaffray & Co., relating to Piper Jaffray shares. (Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

(i) Opinion and Consent of Dorsey & Whitney dated May 19, 2005. (Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 52, Filed on May 20, 2005 (File Nos. 2-74747, 811-3313)).

(j) Consent of Ernst & Young. (Incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 52, Filed on May 20, 2005 (File Nos. 2-74747, 811-3313)).

(k)  Not applicable.

(l)  Not applicable.

(m) Amended and Restated Distribution and Service Plan effective July 1, 2005, for Class A, Class B, Class C, Class D, Piper Jaffray, and Reserve shares. *

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 effective July 1, 2005, for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Piper Jaffray, and Reserve shares. *

(o)  Reserved.

(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act, effective September 16, 2004, as amended April 14, 2005. (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 52, Filed on May 20, 2005 (File Nos. 2-74747, 811-3313)).

(p)(2) U.S. Bancorp Asset Management Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective January 1, 2005, as amended March 31, 2005. (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 52, Filed on May 20, 2005 (File Nos. 2-74747, 811-3313)).

(p)(3) Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective February 2004. (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 2-74747, 811-3313)).

(q) Power of Attorney dated September 15, 2004 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 2-74747, 811-3313)).

*    Filed herewith.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 24. INDEMNIFICATION

     The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Registrant's investment adviser, U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

     Thomas S. Schreier, Jr., President and Chief Executive Officer and chair of Board of Directors, U.S. Bancorp Asset Management ("USBAM"), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by USBAM, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc., collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American Asset Management, Minneapolis, MN (January 2001 to May 2001); CEO and President, Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

     Mark S. Jordahl, Chief Investment Officer and director on Board of Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President Investments, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas, Minneapolis, MN (September 2000 to June 2001).

     Charles R. Manzoni, Jr., General Counsel and Secretary and director on Board of Directors, USBAM, Minneapolis, MN (June 2004 to present); Partner, Gardner, Carton & Douglas, Chicago, IL (1998 to June 2004).

     Joseph M. Ulrey, III, Chief Financial Officer and director on Board of Directors, USBAM, Minneapolis, MN (December 2004 to present); Interim Chief Operating Officer, Shareholder Services and Fund Treasurer (April 2004 to December 2004); Senior Managing Director, Risk Management and Quantitative Products (1991 to March 2004).

     Charles D. Gariboldi, Treasurer, USBAM, Minneapolis, MN (October 2004 to present); Treasurer, FAIF, FAF, FASF and FACEF, Minneapolis, MN (December 2004 to present); Vice President, Investment Accounting and Fund Treasurer, Thrivent Financial for Lutherans, Minneapolis, MN (1999 to October 2004).

     David H. Lui, Chief Compliance Officer, USBAM, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF and FACEF, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, Franklin Advisers, Inc. and Chief Compliance Counsel, Franklin Templeton Investments (2004 to February
2005); Head of Institutional Compliance and Chief Compliance Counsel, Charles Schwab & Co., Inc. (1992 to 2004).

     John P. Kinsella, Senior Vice President and Director of Tax, USBAM, Minneapolis, MN (February 2003 to present); Vice President and Assistant Director of Tax (August 2002 to February 2003); prior thereto, Senior Tax Manager with Ernst & Young LLP and fourteen years with U.S. Bancorp in various tax and finance positions.

ITEM 26. PRINCIPAL UNDERWRITERS

a) State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") Acts as principal underwriter and distributor for the following investment companies:

     AHA Funds
     AIP Alternative Strategies Funds
     Al Frank Funds
     Alpine Equity Trust
     Alpine Income Trust
     Alpine Series Trust
     American Trust Allegiance Fund
     Avatar Advantage Funds
     Blue and White Fund
     Brandes Investment Trust
     Brandywine Blue Funds, Inc.
     Brazos Mutual Funds
     Bridges Fund
     Builders Fixed Income Fund, Inc.
     Buffalo Funds
     Capital Advisors Funds
     CCM Advisors Funds
     CCMA Select Investment Trust
     Chase Funds
     Conning Money Market Portfolio
     Country Funds
     Cullen Funds
     Dow Jones Islamic Fund
     Duncan-Hurst Funds
     Edgar Lomax Value Fund
     Everest Series Funds Trust
     FFTW Funds, Inc.
     First American Funds, Inc.
     First American Investment Funds, Inc.
     First American Strategy Funds, Inc.
     Fort Pitt Capital Group, Inc.
     Fremont Funds
     Fund X Funds
     Glenmede Fund, Inc.
     Glenmede Portfolios
     Greenville Small Cap Growth Fund
     Guinness Atkinson Funds
     Harding Loevner Funds
     Hennessy Funds, Inc
     Hennessy Mutual Funds, Inc.
     Hester Total Return Fund
     High Pointe Funds
     Hollencrest Equity Fund
     Howard Capital Appreciation Fund
     Intrepid Capital Management
     Invesco Nat'l Asset Mgmt Funds
     Jacob Internet Fund Inc.
     Jacobs & Company Mutual Fund
     Jensen Portfolio
     Julius Baer Funds
     Kensington Funds
     Kirr Marbach Partners Funds, Inc
     Kit Cole Investment Trust
     Leonetti Funds
     Light Revolution Fund
     Lighthouse Capital Management
     Lindner Funds
     LKCM Funds
     Masters' Select Fund Trust
     Matrix Asset Advisors, Inc.
     McCarthy Fund
     McIntyre Global Equity Fund
     Midanek/Pak Fund
     Monetta Fund, Inc.
     Monetta Trust
     MP63 Fund
     Muhlenkamp (Wexford Trust)
     Mutuals.com
     Mutuals.com Vice Fund
     NorCap Funds, Inc.
     Optimum Q Funds
     Osterweis Funds
     Perkins Capital Management
     Permanent Portfolio Funds
     PIC Funds
     Portfolio 21
     Primecap Odyssey Funds
     Prudent Bear Funds, Inc.
     Rainier Funds
     Segall Bryant & Hamill Funds
     SEIX Funds
     Summit Funds
     Teberg Fund
     Thompson Plumb (TIM)
     Thompson Plumb (WISCAP)
     TIFF Investment Program, Inc.
     Tyee Capital Management
     Villere Fund
     Women's Equity Fund

b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to
     Item 19. Unless otherwise noted, the business address for each Board Member or Officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

                            POSITION AND OFFICES WITH   POSITION AND OFFICES WITH
           NAME                    UNDERWRITER                 REGISTRANT
           ----             -------------------------   -------------------------
James R. Schoenike           President, Board Member               None

Joe Redwine                  Board Member                          None

Robert Kern                  Board Member                          None
777 East Wisconsin Avenue
Milwaukee, WI 53202

Eric W. Falkeis              Board Member                          None
777 East Wisconsin Avenue
Milwaukee, WI 53202

Andrew M. Strnad             Secretary                             None

Donna J. Berth               Treasurer                             None

Teresa Cowan                 Assistant Secretary                   None

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 28. MANAGEMENT SERVICES

Not applicable.

ITEM 29. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 2-74747 and 811-3313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 16th day of August, 2005.

                                        FIRST AMERICAN FUNDS, INC.


                                        By: /s/ Thomas S. Schreier, Jr.
                                            ------------------------------------
                                            Thomas S. Schreier, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

            SIGNATURE                          TITLE                     DATE
            ---------                          -----                     ----


/s/ Thomas S. Schreier, Jr.                  President             August 16, 2005
--------------------------------
Thomas S. Schreier, Jr.


/s/ Charles D. Gariboldi, Jr.          Treasurer (principal        August 16, 2005
--------------------------------   financial/accounting officer)
Charles D. Gariboldi, Jr.


* /s/ Benjamin R. Field, III                  Director             August 16, 2005
--------------------------------
Benjamin R. Field, III


* /s/ Victoria J. Herget                      Director             August 16, 2005
--------------------------------
Victoria J. Herget


* /s/ Roger A Gibson                          Director             August 16, 2005
--------------------------------
Roger A. Gibson


* /s/ Leonard W. Kedrowski                    Director             August 16, 2005
--------------------------------
Leonard W. Kedrowski


* /s/ Richard K. Riederer                     Director             August 16, 2005
--------------------------------
Richard K. Riederer


* /s/ Joseph d. Strauss                       Director             August 16, 2005
--------------------------------
Joseph D. Strauss


* /s/ Virginia L. Stringer                    Director             August 16, 2005
--------------------------------
Virginia L. Stringer


* /s/ James M. Wade                           Director             August 16, 2005
--------------------------------
James M. Wade


* By: /s/ Kathleen L. Prudhomme
      --------------------------
      Kathleen L. Prudhomme
      Attorney-in-Fact

*    Pursuant to powers of attorney previously filed.